CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM - (Details)		12 Months Ended
	Apr. 17, 2020 ARS ($)	Dec. 31, 2025	Apr. 01, 2024 ARS ($)	Jan. 01, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Apr. 17, 2020 USD ($)
CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM
Insurance coverage of demand and time deposits			$ 25,000,000	$ 6,000,000	$ 1,500,000
Number of times exceeding the rate for term deposits and investment	1.3	1.3
Interest rate basis	5.00%	5.00%
Banking business days of passive rates to determine reference rates	5
Maximum term deposits for reference rates	$ 100,000
Banking business days of deposit rates to determine reference rates	5
Maximum fixed-term deposits for reference rates	$ 50,000,000					$ 100